CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 7,967	$ 8,391
Amounts due from subsidiaries	86
Prepayments and other current assets	14,150	2,999
Total current assets	36,682	39,128
Non-current assets
Property, plant and equipment, net	548,511	580,964
Other non-current assets	2,013	951
Total non-current assets	717,634	775,787
TOTAL ASSETS	754,316	814,915	830,456
Current liabilities
Accrued expense and other current liabilities	43,825	75,002
Amounts due to related parties	12,705	12,174
Deferred tax liabilities		536
Warrant liabilities	839	440
Total current liabilities	117,706	177,855
Non-current liabilities
Other non-current liabilities	6,780	237
Total non-current liabilities	244,095	242,182
Total liabilities	361,801	420,037	413,473
Shareholders' equity
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2011 and 2012; 161,989,097 shares issued and outstanding as of December 31, 2011 and 2012)	162	162
Additional paid-in capital	509,665	509,499
Accumulated other comprehensive income	41,597	42,968	22,922	11,065
Accumulated deficit	(159,472)	(158,229)
Total China Hydroelectric Corporation shareholders' equity	391,952	394,400
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	754,316	814,915
Company
Current assets
Cash and cash equivalents	164	2,884
Amounts due from subsidiaries	10,000
Prepayments and other current assets	11,616	135
Total current assets	21,780	3,019
Non-current assets
Property, plant and equipment, net	5	7
Investment in subsidiaries	399,364	416,549
Other non-current assets		139
Total non-current assets	399,369	416,695
TOTAL ASSETS	421,149	419,714
Current liabilities
Amounts due to subsidiaries	16,464	13,919
Accrued expense and other current liabilities	4,424	2,821
Amounts due to related parties	2
Deferred tax liabilities		537
Warrant liabilities	839	440
Total current liabilities	21,729	17,717
Non-current liabilities
Other non-current liabilities		129
Total non-current liabilities		129
Total liabilities	21,729	17,846
Shareholders' equity
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2011 and 2012; 161,989,097 shares issued and outstanding as of December 31, 2011 and 2012)	162	162
Additional paid-in capital	517,133	516,967
Accumulated other comprehensive income	41,597	42,968
Accumulated deficit	(159,472)	(158,229)
Total China Hydroelectric Corporation shareholders' equity	399,420	401,868
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 421,149	$ 419,714